Prepayments and other current assets (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Prepaid expenses	$ 125,000
Prepayments to a related party	467,824	$ 842,514
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Prepayments to a related party	$ 1,032,500